ADVANCE TO SUPPLIERS (Details Narrative) - USD ($)	Jun. 30, 2022	Dec. 31, 2021
ADVANCE TO SUPPLIERS (Details Narrative)
Advance to suppliers	$ 4,525,794	$ 4,525,794